The Company and basis of presentation (Policies)	3 Months Ended
Mar. 31, 2024
The Company and basis of presentation
Accounting policies and methods of computation followed in interim financial statements

The consolidated financial statements and other financial information included in the Company’s quarterly reports furnished under cover of Form 6-K and its Annual Report on Form 20-F are prepared solely in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), the “IFRS® Accounting Standards”, using the euro as the Company’s reporting and functional currency.

The interim financial report is prepared in accordance with International Accounting Standard (IAS) 34, Interim Financial Reporting, and contains condensed financial statements, in that it includes selected explanatory notes rather than all of the notes that would be required in a complete set of financial statements. However, the primary financial statements are presented in the format consistent with the consolidated financial statements as presented in the Company’s Annual Report on Form 20-F for the year ended December 31, 2023 (the 2023 Form 20-F) in accordance with IAS 1, Presentation of Financial Statements.

Recent pronouncements

New accounting pronouncements

Recently implemented accounting pronouncements

The Company has prepared its interim consolidated financial statements at and for the three months ended March 31, 2024 in conformity with IFRS Accounting Standards that have to be applied for the interim periods starting on or after January 1, 2024. In the three months ended March 31, 2024, there were no recently implemented accounting pronouncements that materially affect the business.

Recent accounting pronouncements not yet adopted

The IASB issued the following new standard which is relevant for the Company:

IFRS 18, Presentation and Disclosure in Financial Statements

On April 9, 2024, the IASB issued IFRS 18, Presentation and Disclosure in Financial Statements (IFRS 18). IFRS 18 aims to improve how information is communicated in financial statements to give investors a more comparable basis to analyze companies’ performance. The standard introduces three sets of new requirements: new categories and subtotals in the consolidated statements of income, disclosure regarding management-defined performance measures and guidance related to the aggregation and disaggregation of certain information. The consolidated statements of income will be split into three newly defined categories (operating, investing and financing) and will include two newly defined subtotals (operating profit and profit before financing and income taxes). Management-defined performance measures are subtotals of income and expense used in public communication outside the financial statements and communicate management’s view of certain aspects of a company’s performance. Such measures are required to be described in a clear and understandable manner in a single note explaining how the measure is calculated, why it is useful, providing a reconciliation to the most directly comparable subtotal noted above, the income tax and non-controlling interest effect on each item and how the income tax effect was determined. Lastly, companies must disaggregate items if such information is material and avoid using the label “other” in financial statements. Certain additional details for depreciation and amortization, impairment and other expense classifications may be required. IFRS 18 is effective for fiscal periods commencing on or after January 1, 2027. Earlier adoption is permitted. The standard is expected to impact the Company’s presentation of items within the consolidated financial statements and its notes disclosures once implemented, though the standard is not expected to change how the Company recognizes or measures items in its consolidated financial statements.

In the Company’s view, no other pronouncements issued by the IASB are expected to have a material impact on the consolidated financial statements.